SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 21,188,606	$ 15,474,918	$ 18,298,565
Cost of revenues	18,731,995	13,266,821	15,273,181
Gross Profit	2,456,611	2,208,097	3,025,384
Operating expenses
Selling and marketing expenses	716,021	610,487	585,772
General and administrative expenses	2,020,003	516,187	690,763
Research and development expenses	1,663,445	262,375	227,555
Total operating expenses	4,399,469	1,389,049	1,504,090
Operating income	(1,942,858)	819,048	1,521,294
Other expenses (income)
Interest expense (income)	20	7,508	16,715
Other (income) expense	(380,892)	(519,784)	(27,949)
Total other income, net	(1,216,984)	(512,276)	(11,234)
(loss)/Income before income tax expense	(725,874)	1,331,324	1,532,528
Income tax expense	119,967	344,853	417,268
Net (loss)/income attributable to LOBO EV Technologies LTD	(812,836)	969,598	1,072,433
Other comprehensive income (loss):
Total comprehensive (loss) income attributable to LOBO EV Technologies LTD	(1,012,808)	786,708	$ 722,930
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross Profit
Operating expenses
Selling and marketing expenses
General and administrative expenses
Research and development expenses
Total operating expenses
Operating income
Other expenses (income)
Interest expense (income)
Other (income) expense
Total other income, net
(loss)/Income before income tax expense
Income tax expense
Equity income of subsidiaries	(812,836)	969,598
Net (loss)/income attributable to LOBO EV Technologies LTD	(812,836)	969,598
Other comprehensive income (loss):
Foreign currency translation adjustments	(199,972)	(182,890)
Total comprehensive (loss) income attributable to LOBO EV Technologies LTD	$ (1,012,808)	$ 786,708